1
The Gabelli Utility Trust
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.6%
ENERGY AND UTILITIES  — 74.7%
Alternative Energy  — 1.5%
3,100 Brookfield Renewable Corp., Cl. A ...... $ 135,780
3,300 Clearway Energy Inc., Cl. C .......... 120,483
7,000 Eos Energy Enterprises Inc.† ......... 29,260
1,000 Landis+Gyr Group AG .............. 63,525
39,250 NextEra Energy Partners LP .......... 3,271,880
12,700 Ormat Technologies Inc. ............ 1,039,241
600 Orsted AS ...................... 75,775
12,000 Siemens Gamesa Renewable Energy SA† 212,068
100 SolarEdge Technologies Inc.† ......... 32,237
6,000 Vestas Wind Systems A/S ........... 178,240
5,158,489
Diversified Industrial  — 0.9%
2,000 Alstom SA ...................... 47,060
16,247 AZZ Inc. ........................ 783,755
14,000 Bouygues SA .................... 489,870
8,750 General Electric Co. ................ 800,625
300 Sulzer AG ....................... 24,966
27,000 Vantage Towers AG ................ 958,488
3,104,764
Electric Integrated  — 43.5%
23,000 ALLETE Inc. ..................... 1,540,540
79,100 Alliant Energy Corp. ............... 4,942,168
17,150 Ameren Corp. .................... 1,607,984
52,950 American Electric Power Co. Inc. ...... 5,282,822
1,800 Atlantica Sustainable Infrastructure plc .. 63,126
66,000 Avangrid Inc. .................... 3,084,840
30,000 Avista Corp. ..................... 1,354,500
350 Badger Meter Inc. ................. 34,898
32,500 Black Hills Corp. .................. 2,503,150
6,000 CenterPoint Energy Inc. ............. 183,840
82,750 CMS Energy Corp. ................ 5,787,535
45,000 Dominion Energy Inc. .............. 3,823,650
16,800 DTE Energy Co. .................. 2,221,128
72,700 Duke Energy Corp. ................ 8,117,682
65,000 Edison International ............... 4,556,500
6,500 Emera Inc. ...................... 322,205
4,125 Entergy Corp. .................... 481,594
140,900 Evergy Inc. ...................... 9,629,106
116,200 Eversource Energy ................ 10,247,678
100,400 FirstEnergy Corp. ................. 4,604,344
82,000 Hawaiian Electric Industries Inc. ....... 3,469,420
4,000 IDACORP Inc. .................... 461,440
59,000 MGE Energy Inc. .................. 4,707,610
200,200 NextEra Energy Inc. ................ 16,958,942
48,000 NiSource Inc. .................... 1,526,400
72,500 NorthWestern Corp. ............... 4,385,525
180,000 OGE Energy Corp. ................. 7,340,400
71,000 Otter Tail Corp. ................... 4,437,500
Shares
Market
Value
34,000 PG&E Corp.† .................... $ 405,960
1,100 Pinnacle West Capital Corp. .......... 85,910
130,000 PNM Resources Inc. ............... 6,197,100
54,900 Portland General Electric Co. ......... 3,027,735
1,400 PPL Corp. ...................... 39,984
31,700 Public Service Enterprise Group Inc. .... 2,219,000
100 Roper Technologies Inc. ............ 47,223
800 Sempra Energy ................... 134,496
3,300 The Southern Co. ................. 239,283
17,000 Unitil Corp. ...................... 847,960
126,600 WEC Energy Group Inc. ............. 12,635,946
150,000 Xcel Energy Inc. .................. 10,825,500
150,382,624
Electric Transmission and Distribution  — 2.6%
35,000 Consolidated Edison Inc. ............ 3,313,800
22,366 Constellation Energy Corp. ........... 1,258,087
65,600 Exelon Corp. ..................... 3,124,528
80 Generac Holdings Inc.† ............. 23,781
100,000 Iberdrola SA ..................... 1,097,400
500 The Timken Co. ................... 30,350
8,847,946
Environmental Services  — 0.3%
1,400 Evoqua Water Technologies Corp.† ..... 65,772
800 Fluidra SA ...................... 23,275
500 Pentair plc ...................... 27,105
200 Tetra Tech Inc. ................... 32,988
27,712 Veolia Environnement SA ............ 891,795
1,040,935
Equipment and Supplies  — 0.6%
4,000 Capstone Green Energy Corp.† ........ 16,480
500 Danaher Corp. ................... 146,665
30,000 Mueller Industries Inc. .............. 1,625,100
1,100 Valmont Industries Inc. ............. 262,460
2,050,705
Global Utilities  — 2.2%
8,000 Chubu Electric Power Co. Inc. ........ 82,997
7,595 EDP - Energias de Portugal SA ........ 37,515
115,000 Electric Power Development Co. Ltd. .... 1,651,224
33,000 Endesa SA ...................... 721,911
300,000 Enel SpA ....................... 2,013,818
560,000 Hera SpA ....................... 2,072,847
15,000 Hokkaido Electric Power Co. Inc. ...... 59,635
12,000 Hokuriku Electric Power Co. .......... 52,341
5,000 Huaneng Power International Inc., ADR .. 84,400
35,000 Korea Electric Power Corp., ADR† ...... 325,850
20,000 Kyushu Electric Power Co. Inc. ........ 134,220
10,000 Shikoku Electric Power Co. Inc. ....... 64,728
8,000 The Chugoku Electric Power Co. Inc. .... 55,660
25,000 The Kansai Electric Power Co. Inc. ..... 235,954

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
10,000 Tohoku Electric Power Co. Inc. ........ $ 58,485
7,651,585
Merchant Energy  — 1.7%
230,000 The AES Corp.(a) ................. 5,917,900
Natural Gas Integrated  — 6.1%
8,000 DT Midstream Inc. ................ 434,080
85,000 Energy Transfer LP ................ 951,150
105,000 Kinder Morgan Inc. ................ 1,985,550
108,000 National Fuel Gas Co. .............. 7,419,600
145,000 ONEOK Inc. ..................... 10,241,350
21,031,730
Natural Gas Utilities  — 6.3%
25,500 Atmos Energy Corp. ............... 3,046,995
9,000 Chesapeake Utilities Corp. ........... 1,239,840
29,000 Corning Natural Gas Holding Corp. ..... 702,525
14,000 Engie SA ....................... 184,828
69,000 National Grid plc, ADR .............. 5,304,030
30,000 ONE Gas Inc. .................... 2,647,200
20,000 RGC Resources Inc. ............... 427,600
15,000 South Jersey Industries Inc. .......... 518,250
95,915 Southwest Gas Holdings Inc. ......... 7,509,185
5,200 Spire Inc. ....................... 373,152
600 UGI Corp. ....................... 21,732
21,975,337
Natural Resources  — 1.2%
54,700 Cameco Corp. .................... 1,591,770
30,000 Compania de Minas Buenaventura SAA,
ADR† ........................ 302,100
21,700 Exxon Mobil Corp. ................ 1,792,203
2,200 Hess Corp. ...................... 235,488
300 Linde plc ....................... 95,829
4,017,390
Oil  — 0.4%
4,500 Devon Energy Corp. ............... 266,085
27,000 Halliburton Co. ................... 1,022,490
1,288,575
Services  — 1.5%
24,000 ABB Ltd., ADR ................... 776,160
99,500 Enbridge Inc. .................... 4,585,955
5,362,115
Water  — 5.9%
26,000 American States Water Co. ........... 2,314,520
22,900 American Water Works Co. Inc. ....... 3,790,637
24,200 Artesian Resources Corp., Cl. A ....... 1,174,910
33,500 California Water Service Group ........ 1,985,880
Shares
Market
Value
27,000 Essential Utilities Inc. .............. $ 1,380,510
7,500 Middlesex Water Co. ............... 788,775
143,000 Severn Trent plc .................. 5,782,083
37,500 SJW Group ..................... 2,609,250
9,700 The York Water Co. ................ 436,209
3,600 Zurn Water Solutions Corp. .......... 127,440
20,390,214
TOTAL ENERGY AND UTILITIES ...... 258,220,309
COMMUNICATIONS  — 12.4%
Cable and Satellite  — 4.7%
29,000 Altice USA Inc., Cl. A† .............. 361,920
3,000 Charter Communications Inc., Cl. A† .... 1,636,560
20,000 Cogeco Inc. ..................... 1,233,132
62,000 DISH Network Corp., Cl. A† .......... 1,962,300
13,500 EchoStar Corp., Cl. A† .............. 328,590
332,000 ITV plc† ........................ 357,279
60,000 Liberty Global plc, Cl. A† ............ 1,530,600
120,071 Liberty Global plc, Cl. C† ............ 3,111,039
65,000 Liberty Latin America Ltd., Cl. A† ...... 630,500
5,947 Liberty Latin America Ltd., Cl. C† ...... 57,032
20,000 Rogers Communications Inc., Cl. B ..... 1,135,000
14,000 Shaw Communications Inc., Cl. B ...... 434,508
102,000 Telenet Group Holding NV ........... 3,297,112
16,075,572
Communications Equipment  — 0.0%
8,000 Furukawa Electric Co. Ltd. ........... 142,994
Telecommunications  — 5.7%
50,000 AT&T Inc. ....................... 1,181,500
10,000 BCE Inc., New York ................ 554,600
6,047 BCE Inc., Toronto ................. 335,205
100,000 BT Group plc, Cl. A ................ 239,347
6,500 Cogeco Communications Inc. ......... 538,031
95,000 Deutsche Telekom AG .............. 1,779,447
60,000 Deutsche Telekom AG, ADR .......... 1,117,200
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 32
135,000 Lumen Technologies Inc. ............ 1,521,450
70,000 Nippon Telegraph & Telephone Corp. .... 2,038,360
145,000 Orange Belgium SA ................ 3,079,800
6,000 Orange SA, ADR .................. 70,920
59,000 Orascom Financial Holding SAE† ...... 581
11,800 Orascom Investment Holding, GDR† .... 307
30,000 Pharol SGPS SA† ................. 2,645
4,000 Proximus SA .................... 74,561
2,000 PT Indosat Tbk ................... 721
130,000 Sistema PJSC FC, GDR(b) ........... 65,000
1,350 Tele2 AB, Cl. B ................... 20,432
220,000 Telefonica Deutschland Holding AG ..... 600,893
250,000 Telefonica SA, ADR ................ 1,200,000

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
85,000 Telekom Austria AG ................ $ 658,219
15,000 Telephone and Data Systems Inc. ...... 283,200
10,000 Telesat Corp.† ................... 165,000
7,000 T-Mobile US Inc.† ................. 898,450
346,972 VEON Ltd., ADR† ................. 236,913
60,000 Verizon Communications Inc. ......... 3,056,400
19,719,214
Wireless Communications  — 2.0%
5,000 America Movil SAB de CV, Cl. L, ADR ... 105,750
12,000 Anterix Inc.† ..................... 694,800
60,000 Millicom International Cellular SA, SDR† . 1,525,143
1,154 Mobile TeleSystems PJSC(b) ......... 347
7,250 Mobile TeleSystems PJSC, ADR(b) ..... 4,423
1,200 Operadora de Sites Mexicanos SA de CV,
REIT ......................... 1,529
1,214 SK Telecom Co. Ltd., ADR ........... 31,115
400 SmarTone Telecommunications Holdings
Ltd. ......................... 213
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 233,400
42,000 United States Cellular Corp.† ......... 1,269,660
180,000 Vodafone Group plc, ADR ........... 2,991,600
6,857,980
TOTAL COMMUNICATIONS ......... 42,795,760
OTHER  — 3.3%
Agriculture  — 0.0%
3,500 Cadiz Inc.† ...................... 7,245
Automotive  — 0.1%
40,000 Iveco Group NV† ................. 263,287
Diversified Industrial  — 0.1%
971 Allied Motion Technologies Inc. ....... 28,975
500 Arcosa Inc. ...................... 28,625
290 ITT Inc. ........................ 21,811
1,220 L.B. Foster Co., Cl. A† .............. 18,751
25,000 Macquarie Infrastructure Holdings LLC .. 93,250
191,412
Electronics  — 0.5%
400 Hubbell Inc. ..................... 73,508
2,200 Keysight Technologies Inc.† .......... 347,534
14,000 Sony Group Corp., ADR ............. 1,437,940
1,858,982
Equipment and Supplies  — 0.0%
3,000 CIRCOR International Inc.† .......... 79,860
Shares
Market
Value
Financial Services  — 0.3%
50,000 GAM Holding AG† ................. $ 61,848
19,000 Kinnevik AB, Cl. A† ................ 513,273
16,000 Kinnevik AB, Cl. B† ................ 421,169
15,000 SDCL EDGE Acquisition Corp.† ........ 151,425
1,147,715
Machinery  — 1.3%
200,000 CNH Industrial NV ................. 3,172,000
1,975 Flowserve Corp. .................. 70,902
300 Medmix AG† .................... 10,493
5,860 Mueller Water Products Inc., Cl. A ..... 75,711
50,000 Welbilt Inc.† ..................... 1,187,500
1,457 Xylem Inc. ...................... 124,224
4,640,830
Specialty Chemicals  — 0.1%
200 Air Products and Chemicals Inc. ....... 49,982
20,000 Ferro Corp.† ..................... 434,800
484,782
Transportation  — 0.9%
24,000 GATX Corp. ..................... 2,959,920
TOTAL OTHER ................. 11,634,033
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS  — 0.2%
Electric Integrated  — 0.2%
20,000 NRG Energy Inc. .................. 767,200
TOTAL COMMON STOCKS ......... 313,417,302
MANDATORY CONVERTIBLE SECURITIES(c)  — 0.7%
ENERGY AND UTILITIES  — 0.7%
Natural Gas Utilities  — 0.7%
4,203 Corning Natural Gas Holding Corp., Ser. B,
4.800%, 09/30/26 ............... 119,785
42,000 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 2,209,200
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 2,328,985
WARRANTS  — 0.0%
ENERGY AND UTILITIES  — 0.0%
Services  — 0.0%
1,425 Weatherford International plc, expire
12/13/23† ..................... 855

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 8.7%
$ 30,025,000 U.S. Treasury Bills,
0.055% to 0.500%††, 04/14/22 to
06/30/22 ...................... $ 30,012,732
TOTAL INVESTMENTS — 100.0% ....
(Cost $273,434,953) ............. $ 345,759,874
(a) At March 31, 2022, $3,216,250 of the principal amount was pledged as collateral for current or potential holdings.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt